Financial instruments (Details 11) - Braskem Idesa R$ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2018 BRL (R$) $ / $	Dec. 31, 2018 USD ($) $ / $	Dec. 31, 2018 MXN ($) $ / $
Disclosure of detailed information about financial instruments [line items]
Total nominal value			$ 51,799
Gross nominal value | R$	R$ 8,707
Hedge discontinued
Disclosure of detailed information about financial instruments [line items]
Total nominal value		$ 11,416
Conversion rate at inception | $ / $	13.4541	13.4541	13.4541
Closing rate | $ / $	17.9915	17.9915	17.9915
Total nominal value			$ 51,799
Gross nominal value | R$	R$ 8,707